Discontinued operations (Tables)	12 Months Ended
Mar. 27, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents the net income from discontinued operations for the year ended March 28, 2020, and March 30, 2019. There is no table for the year ended March 27, 2021 since there was no income or costs:

	March 28, 2020	March 30, 2019
Net sales	$—	$—
Cost of sales	—	—

Gross profit	—	—

Selling, general and administrative expenses	552	381
Restructuring charges	—	—
Depreciation and amortization	—	—

Total operating expenses	552	381

Operating (loss) income	(552)	(381)
Interest and other financial costs	—	—
Debt extinguishment charges	—	—

(Loss) income before taxes	(552)	(381)
Income tax expense (benefit)	—	—

(Loss) income from discontinued operations, net of taxes	(552)	(381)
Gain on disposal, net of taxes	—	—

Net (loss) income from discontinued operations	$(552)	$(381)

Weighted average common shares outstanding:
Basic	17,968	17,961
Diluted	17,968	17,961
Net (loss) income from discontinued operations per common share:
Basic	$(0.03)	$(0.02)
Diluted	$(0.03)	$(0.02)